Annual Total Returns - Fidelity Freedom Index 2020 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	7.07%
Annual Return 2017	13.95%
Annual Return 2018	(3.87%)
Annual Return 2019	18.30%
Annual Return 2020	12.74%